Note 24 - Share Capital - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	7,583,439	9,266,098	9,431,737
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 10.70	$ 10.76	$ 9.35
Weighted average remaining contractual life of outstanding share options (Year)	5 years 135 days
Number of share options exercisable in share-based payment arrangement	4,070,065
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 12.33
Weighted average remaining contractual life of exercisable share options	2.6
Range 1 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	906,082
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 4.79
Weighted average remaining contractual life of outstanding share options (Year)	1 year 3 days
Number of share options exercisable in share-based payment arrangement	906,082
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 4.79
Weighted average remaining contractual life of exercisable share options	1.01
Range 1 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 4.69
Range 1 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 5
Range 2 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	3,795,640
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.38
Weighted average remaining contractual life of outstanding share options (Year)	8 years 29 days
Number of share options exercisable in share-based payment arrangement	719,766
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.55
Weighted average remaining contractual life of exercisable share options	6.53
Range 2 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 5.01
Range 2 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 10
Range 3 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	2,585,602
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 11.26
Weighted average remaining contractual life of outstanding share options (Year)	3 years 135 days
Number of share options exercisable in share-based payment arrangement	2,148,102
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 11.10
Weighted average remaining contractual life of exercisable share options	2.11
Range 3 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 10.01
Range 3 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 15
Range 4 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 16.06
Weighted average remaining contractual life of outstanding share options (Year)	1 year 237 days
Number of share options exercisable in share-based payment arrangement	100,000
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 16.06
Weighted average remaining contractual life of exercisable share options	1.65
Range 4 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 15.01
Range 4 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 20
Range 5 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	196,115
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 72.69
Weighted average remaining contractual life of outstanding share options (Year)	1 year 102 days
Number of share options exercisable in share-based payment arrangement	196,115
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 72.69
Weighted average remaining contractual life of exercisable share options	1.28
Range 5 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 20.01
Range 5 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 126.01